CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Share-based compensation expense	$ 166	$ 10,479	$ 3,615
Income tax expense, discontinued operations	399	101	152
Income tax expense, gain on disposal of discontinued operations	$ 959
Number of ordinary shares represented by each ADS	3	3	3